Income (loss) per share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements [Abstract]
Income (loss) per share [Text Block]

18. Income (loss) per share

For the years ended December 31, 2022 and 2021, the calculation of basic and diluted earnings (loss) per share is based on the following data:

	Year ended December 31,
	2022	2021
Net income (loss) after tax for the year	40,809	(68,883)

Number of shares
Weighted average number of ordinary shares - basic	224,943,453	224,729,084
Effect of dilutive share options	4,354	-
Weighted average number of ordinary shares - diluted	224,947,807	224,729,084

For the year ended December 31, 2022, excluded from the calculation of weighted average shares outstanding were 1,400,539 stock options that were determined to be anti-dilutive.

For the year ended December 31, 2021, the effect of all potentially dilutive securities was anti-dilutive given that the Company reported a net loss for the year.